Financial risk - Credit risk by industry (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Financial risk
Undrawn credit commitments	$ 200,091	$ 196,941
Credit risk
Financial risk
Loans	714,373	698,661
Total all other on balance sheet	206,514	195,379
Undrawn credit commitments	200,091	196,941
Total gross credit risk	1,120,978	1,090,981
Australia | Credit risk
Financial risk
Loans	618,794	605,598
Total all other on balance sheet	164,703	154,596
Undrawn credit commitments	164,847	160,494
Total gross credit risk	948,344	920,688
New Zealand | Credit risk
Financial risk
Loans	89,247	82,350
Total all other on balance sheet	22,204	18,826
Undrawn credit commitments	25,819	25,020
Total gross credit risk	137,270	126,196
Other overseas | Credit risk
Financial risk
Loans	6,332	10,713
Total all other on balance sheet	19,607	21,957
Undrawn credit commitments	9,425	11,427
Total gross credit risk	35,364	44,097
Accommodation, cafes and restaurants | Australia | Credit risk
Financial risk
Loans	7,658	7,933
Total all other on balance sheet	13	23
Undrawn credit commitments	1,294	1,225
Total gross credit risk	8,965	9,181
Accommodation, cafes and restaurants | New Zealand | Credit risk
Financial risk
Loans	389	388
Total all other on balance sheet	1	1
Undrawn credit commitments	49	51
Total gross credit risk	439	440
Accommodation, cafes and restaurants | Other overseas | Credit risk
Financial risk
Loans	116	118
Undrawn credit commitments	9	10
Total gross credit risk	125	128
Agriculture, forestry and fishing | Australia | Credit risk
Financial risk
Loans	10,501	10,116
Total all other on balance sheet	32	43
Undrawn credit commitments	2,367	2,219
Total gross credit risk	12,900	12,378
Agriculture, forestry and fishing | New Zealand | Credit risk
Financial risk
Loans	9,371	9,101
Total all other on balance sheet	29	57
Undrawn credit commitments	724	632
Total gross credit risk	10,124	9,790
Agriculture, forestry and fishing | Other overseas | Credit risk
Financial risk
Loans	10	124
Undrawn credit commitments	2	5
Total gross credit risk	12	129
Construction | Australia | Credit risk
Financial risk
Loans	6,214	6,711
Total all other on balance sheet	16	15
Undrawn credit commitments	3,718	3,643
Total gross credit risk	9,948	10,369
Construction | New Zealand | Credit risk
Financial risk
Loans	438	509
Total all other on balance sheet	2	8
Undrawn credit commitments	481	429
Total gross credit risk	921	946
Construction | Other overseas | Credit risk
Financial risk
Loans	51	51
Undrawn credit commitments	111	118
Total gross credit risk	162	169
Finance and insurance | Australia | Credit risk
Financial risk
Loans	16,026	13,348
Total all other on balance sheet	86,412	68,154
Undrawn credit commitments	9,664	8,954
Total gross credit risk	112,102	90,456
Finance and insurance | New Zealand | Credit risk
Financial risk
Loans	3,344	3,427
Total all other on balance sheet	13,787	9,274
Undrawn credit commitments	1,984	1,782
Total gross credit risk	19,115	14,483
Finance and insurance | Other overseas | Credit risk
Financial risk
Loans	1,402	2,298
Total all other on balance sheet	16,106	16,896
Undrawn credit commitments	2,192	2,243
Total gross credit risk	19,700	21,437
Government, administration and defence | Australia | Credit risk
Financial risk
Loans	957	730
Total all other on balance sheet	72,343	79,452
Undrawn credit commitments	1,327	1,588
Total gross credit risk	74,627	81,770
Government, administration and defence | New Zealand | Credit risk
Financial risk
Loans	145	94
Total all other on balance sheet	6,919	7,739
Undrawn credit commitments	767	865
Total gross credit risk	7,831	8,698
Government, administration and defence | Other overseas | Credit risk
Financial risk
Loans	1	20
Total all other on balance sheet	3,316	4,767
Undrawn credit commitments		18
Total gross credit risk	3,317	4,805
Manufacturing | Australia | Credit risk
Financial risk
Loans	8,067	8,493
Total all other on balance sheet	570	755
Undrawn credit commitments	6,351	6,477
Total gross credit risk	14,988	15,725
Manufacturing | New Zealand | Credit risk
Financial risk
Loans	1,608	1,689
Total all other on balance sheet	80	115
Undrawn credit commitments	1,525	1,782
Total gross credit risk	3,213	3,586
Manufacturing | Other overseas | Credit risk
Financial risk
Loans	580	1,877
Total all other on balance sheet		31
Undrawn credit commitments	2,745	3,443
Total gross credit risk	3,325	5,351
Mining | Australia | Credit risk
Financial risk
Loans	3,003	2,975
Total all other on balance sheet	158	427
Undrawn credit commitments	3,527	3,735
Total gross credit risk	6,688	7,137
Mining | New Zealand | Credit risk
Financial risk
Loans	202	203
Total all other on balance sheet	3	5
Undrawn credit commitments	53	97
Total gross credit risk	258	305
Mining | Other overseas | Credit risk
Financial risk
Loans	339	336
Total all other on balance sheet		16
Undrawn credit commitments	805	1,194
Total gross credit risk	1,144	1,546
Property | Australia | Credit risk
Financial risk
Loans	45,645	44,468
Total all other on balance sheet	435	671
Undrawn credit commitments	12,792	10,869
Total gross credit risk	58,872	56,008
Property | New Zealand | Credit risk
Financial risk
Loans	6,840	6,667
Total all other on balance sheet	625	766
Undrawn credit commitments	1,239	977
Total gross credit risk	8,704	8,410
Property | Other overseas | Credit risk
Financial risk
Loans	363	416
Undrawn credit commitments	29	27
Total gross credit risk	392	443
Property services and business services | Australia | Credit risk
Financial risk
Loans	11,248	12,562
Total all other on balance sheet	100	150
Undrawn credit commitments	6,544	7,019
Total gross credit risk	17,892	19,731
Property services and business services | New Zealand | Credit risk
Financial risk
Loans	1,052	951
Total all other on balance sheet	40	82
Undrawn credit commitments	578	712
Total gross credit risk	1,670	1,745
Property services and business services | Other overseas | Credit risk
Financial risk
Loans	946	1,545
Total all other on balance sheet	41	107
Undrawn credit commitments	497	790
Total gross credit risk	1,484	2,442
Services | Australia | Credit risk
Financial risk
Loans	9,918	11,675
Total all other on balance sheet	437	247
Undrawn credit commitments	8,058	7,595
Total gross credit risk	18,413	19,517
Services | New Zealand | Credit risk
Financial risk
Loans	1,683	2,119
Total all other on balance sheet	24	49
Undrawn credit commitments	1,105	853
Total gross credit risk	2,812	3,021
Services | Other overseas | Credit risk
Financial risk
Loans	40	218
Total all other on balance sheet	1
Undrawn credit commitments	756	698
Total gross credit risk	797	916
Trade | Australia | Credit risk
Financial risk
Loans	13,165	13,268
Total all other on balance sheet	1,171	365
Undrawn credit commitments	9,535	10,171
Total gross credit risk	23,871	23,804
Trade | New Zealand | Credit risk
Financial risk
Loans	2,172	1,949
Total all other on balance sheet	32	76
Undrawn credit commitments	1,368	1,510
Total gross credit risk	3,572	3,535
Trade | Other overseas | Credit risk
Financial risk
Loans	1,130	1,553
Total all other on balance sheet	1	2
Undrawn credit commitments	1,911	1,931
Total gross credit risk	3,042	3,486
Transport and storage | Australia | Credit risk
Financial risk
Loans	7,681	8,218
Total all other on balance sheet	777	1,174
Undrawn credit commitments	5,734	5,136
Total gross credit risk	14,192	14,528
Transport and storage | New Zealand | Credit risk
Financial risk
Loans	1,129	1,176
Total all other on balance sheet	129	73
Undrawn credit commitments	919	871
Total gross credit risk	2,177	2,120
Transport and storage | Other overseas | Credit risk
Financial risk
Loans	504	732
Total all other on balance sheet	11	23
Undrawn credit commitments	237	276
Total gross credit risk	752	1,031
Utilities | Australia | Credit risk
Financial risk
Loans	5,445	4,962
Total all other on balance sheet	937	1,406
Undrawn credit commitments	5,206	4,918
Total gross credit risk	11,588	11,286
Utilities | New Zealand | Credit risk
Financial risk
Loans	1,341	1,303
Total all other on balance sheet	435	506
Undrawn credit commitments	1,599	1,681
Total gross credit risk	3,375	3,490
Utilities | Other overseas | Credit risk
Financial risk
Loans	413	950
Total all other on balance sheet		2
Undrawn credit commitments	74	615
Total gross credit risk	487	1,567
Retail lending | Australia | Credit risk
Financial risk
Loans	467,218	454,433
Total all other on balance sheet	481	553
Undrawn credit commitments	86,570	84,454
Total gross credit risk	554,269	539,440
Retail lending | New Zealand | Credit risk
Financial risk
Loans	59,341	52,584
Total all other on balance sheet	53	61
Undrawn credit commitments	13,249	12,596
Total gross credit risk	72,643	65,241
Retail lending | Other overseas | Credit risk
Financial risk
Loans	407	457
Total all other on balance sheet	2	2
Undrawn credit commitments	29	32
Total gross credit risk	438	491
Other | Australia | Credit risk
Financial risk
Loans	6,048	5,706
Total all other on balance sheet	821	1,161
Undrawn credit commitments	2,160	2,491
Total gross credit risk	9,029	9,358
Other | New Zealand | Credit risk
Financial risk
Loans	192	190
Total all other on balance sheet	45	14
Undrawn credit commitments	179	182
Total gross credit risk	416	386
Other | Other overseas | Credit risk
Financial risk
Loans	30	18
Total all other on balance sheet	129	111
Undrawn credit commitments	28	27
Total gross credit risk	187	156
Parent Entity
Financial risk
Undrawn credit commitments	174,481	171,979
Parent Entity | Credit risk
Financial risk
Loans	622,315	612,517
Total all other on balance sheet	352,943	350,796
Undrawn credit commitments	174,481	171,979
Total gross credit risk	1,149,739	1,135,292
Parent Entity | Australia | Credit risk
Financial risk
Loans	616,243	602,218
Total all other on balance sheet	322,499	317,380
Undrawn credit commitments	164,832	160,474
Total gross credit risk	1,103,574	1,080,072
Parent Entity | New Zealand | Credit risk
Financial risk
Loans	384	354
Total all other on balance sheet	10,654	10,953
Undrawn credit commitments	524	558
Total gross credit risk	11,562	11,865
Parent Entity | Other overseas | Credit risk
Financial risk
Loans	5,688	9,945
Total all other on balance sheet	19,790	22,463
Undrawn credit commitments	9,125	10,947
Total gross credit risk	34,603	43,355
Parent Entity | Accommodation, cafes and restaurants | Australia | Credit risk
Financial risk
Loans	7,613	7,857
Total all other on balance sheet	13	23
Undrawn credit commitments	1,294	1,225
Total gross credit risk	8,920	9,105
Parent Entity | Accommodation, cafes and restaurants | New Zealand | Credit risk
Financial risk
Undrawn credit commitments		1
Total gross credit risk		1
Parent Entity | Accommodation, cafes and restaurants | Other overseas | Credit risk
Financial risk
Loans	74	81
Undrawn credit commitments	9	10
Total gross credit risk	83	91
Parent Entity | Agriculture, forestry and fishing | Australia | Credit risk
Financial risk
Loans	10,446	10,058
Total all other on balance sheet	32	43
Undrawn credit commitments	2,367	2,219
Total gross credit risk	12,845	12,320
Parent Entity | Agriculture, forestry and fishing | New Zealand | Credit risk
Financial risk
Loans	6	4
Total all other on balance sheet	16	44
Undrawn credit commitments	4	4
Total gross credit risk	26	52
Parent Entity | Agriculture, forestry and fishing | Other overseas | Credit risk
Financial risk
Loans	2	114
Undrawn credit commitments	1	1
Total gross credit risk	3	115
Parent Entity | Construction | Australia | Credit risk
Financial risk
Loans	5,757	6,199
Total all other on balance sheet	16	14
Undrawn credit commitments	3,718	3,643
Total gross credit risk	9,491	9,856
Parent Entity | Construction | New Zealand | Credit risk
Financial risk
Loans	2	4
Total all other on balance sheet	1	7
Undrawn credit commitments	34	35
Total gross credit risk	37	46
Parent Entity | Construction | Other overseas | Credit risk
Financial risk
Loans	45	46
Undrawn credit commitments	110	114
Total gross credit risk	155	160
Parent Entity | Finance and insurance | Australia | Credit risk
Financial risk
Loans	15,969	13,290
Total all other on balance sheet	244,440	231,468
Undrawn credit commitments	9,664	8,954
Total gross credit risk	270,073	253,712
Parent Entity | Finance and insurance | New Zealand | Credit risk
Financial risk
Total all other on balance sheet	8,413	8,173
Undrawn credit commitments	105	135
Total gross credit risk	8,518	8,308
Parent Entity | Finance and insurance | Other overseas | Credit risk
Financial risk
Loans	1,399	2,295
Total all other on balance sheet	17,145	18,290
Undrawn credit commitments	2,171	2,217
Total gross credit risk	20,715	22,802
Parent Entity | Government, administration and defence | Australia | Credit risk
Financial risk
Loans	954	709
Total all other on balance sheet	72,343	79,457
Undrawn credit commitments	1,327	1,588
Total gross credit risk	74,624	81,754
Parent Entity | Government, administration and defence | New Zealand | Credit risk
Financial risk
Total all other on balance sheet	1,605	1,743
Undrawn credit commitments	7	8
Total gross credit risk	1,612	1,751
Parent Entity | Government, administration and defence | Other overseas | Credit risk
Financial risk
Loans	1	20
Total all other on balance sheet	2,464	3,882
Undrawn credit commitments		18
Total gross credit risk	2,465	3,920
Parent Entity | Manufacturing | Australia | Credit risk
Financial risk
Loans	7,913	8,282
Total all other on balance sheet	570	755
Undrawn credit commitments	6,351	6,477
Total gross credit risk	14,834	15,514
Parent Entity | Manufacturing | New Zealand | Credit risk
Financial risk
Loans	67	70
Total all other on balance sheet	80	114
Undrawn credit commitments	64	51
Total gross credit risk	211	235
Parent Entity | Manufacturing | Other overseas | Credit risk
Financial risk
Loans	576	1,875
Total all other on balance sheet		30
Undrawn credit commitments	2,687	3,384
Total gross credit risk	3,263	5,289
Parent Entity | Mining | Australia | Credit risk
Financial risk
Loans	2,979	2,955
Total all other on balance sheet	157	426
Undrawn credit commitments	3,527	3,735
Total gross credit risk	6,663	7,116
Parent Entity | Mining | New Zealand | Credit risk
Financial risk
Total all other on balance sheet	3	5
Total gross credit risk	3	5
Parent Entity | Mining | Other overseas | Credit risk
Financial risk
Loans	319	314
Total all other on balance sheet		16
Undrawn credit commitments	802	1,134
Total gross credit risk	1,121	1,464
Parent Entity | Property | Australia | Credit risk
Financial risk
Loans	45,598	44,468
Total all other on balance sheet	435	671
Undrawn credit commitments	12,792	10,868
Total gross credit risk	58,825	56,007
Parent Entity | Property | New Zealand | Credit risk
Financial risk
Loans		1
Total all other on balance sheet	112	101
Total gross credit risk	112	102
Parent Entity | Property | Other overseas | Credit risk
Financial risk
Loans	180	209
Undrawn credit commitments	11	10
Total gross credit risk	191	219
Parent Entity | Property services and business services | Australia | Credit risk
Financial risk
Loans	10,815	11,843
Total all other on balance sheet	100	149
Undrawn credit commitments	6,544	7,019
Total gross credit risk	17,459	19,011
Parent Entity | Property services and business services | New Zealand | Credit risk
Financial risk
Loans	10	7
Total all other on balance sheet	39	81
Undrawn credit commitments	16	16
Total gross credit risk	65	104
Parent Entity | Property services and business services | Other overseas | Credit risk
Financial risk
Loans	886	1,478
Total all other on balance sheet	41	107
Undrawn credit commitments	495	786
Total gross credit risk	1,422	2,371
Parent Entity | Services | Australia | Credit risk
Financial risk
Loans	9,677	11,334
Total all other on balance sheet	437	247
Undrawn credit commitments	8,058	7,595
Total gross credit risk	18,172	19,176
Parent Entity | Services | New Zealand | Credit risk
Financial risk
Total all other on balance sheet	22	46
Undrawn credit commitments	1
Total gross credit risk	23	46
Parent Entity | Services | Other overseas | Credit risk
Financial risk
Loans	19	196
Undrawn credit commitments	754	695
Total gross credit risk	773	891
Parent Entity | Trade | Australia | Credit risk
Financial risk
Loans	12,997	13,058
Total all other on balance sheet	1,171	367
Undrawn credit commitments	9,535	10,171
Total gross credit risk	23,703	23,596
Parent Entity | Trade | New Zealand | Credit risk
Financial risk
Loans	298	263
Total all other on balance sheet	30	74
Undrawn credit commitments	159	157
Total gross credit risk	487	494
Parent Entity | Trade | Other overseas | Credit risk
Financial risk
Loans	1,016	1,415
Total all other on balance sheet	1	2
Undrawn credit commitments	1,761	1,754
Total gross credit risk	2,778	3,171
Parent Entity | Transport and storage | Australia | Credit risk
Financial risk
Loans	7,394	7,870
Total all other on balance sheet	775	1,174
Undrawn credit commitments	5,734	5,136
Total gross credit risk	13,903	14,180
Parent Entity | Transport and storage | New Zealand | Credit risk
Financial risk
Loans	1	5
Total all other on balance sheet	26	71
Undrawn credit commitments	53	67
Total gross credit risk	80	143
Parent Entity | Transport and storage | Other overseas | Credit risk
Financial risk
Loans	436	642
Total all other on balance sheet	11	23
Undrawn credit commitments	230	268
Total gross credit risk	677	933
Parent Entity | Utilities | Australia | Credit risk
Financial risk
Loans	5,422	4,938
Total all other on balance sheet	937	1,404
Undrawn credit commitments	5,206	4,918
Total gross credit risk	11,565	11,260
Parent Entity | Utilities | New Zealand | Credit risk
Financial risk
Total all other on balance sheet	305	492
Undrawn credit commitments	80	83
Total gross credit risk	385	575
Parent Entity | Utilities | Other overseas | Credit risk
Financial risk
Loans	390	894
Total all other on balance sheet		2
Undrawn credit commitments	53	511
Total gross credit risk	443	1,407
Parent Entity | Retail lending | Australia | Credit risk
Financial risk
Loans	467,153	454,259
Total all other on balance sheet	478	549
Undrawn credit commitments	86,558	84,437
Total gross credit risk	554,189	539,245
Parent Entity | Retail lending | New Zealand | Credit risk
Financial risk
Total all other on balance sheet	1
Undrawn credit commitments		1
Total gross credit risk	1	1
Parent Entity | Retail lending | Other overseas | Credit risk
Financial risk
Loans	324	359
Undrawn credit commitments	28	31
Total gross credit risk	352	390
Parent Entity | Other | Australia | Credit risk
Financial risk
Loans	5,556	5,098
Total all other on balance sheet	595	633
Undrawn credit commitments	2,157	2,489
Total gross credit risk	8,308	8,220
Parent Entity | Other | New Zealand | Credit risk
Financial risk
Total all other on balance sheet	1	2
Undrawn credit commitments	1
Total gross credit risk	2	2
Parent Entity | Other | Other overseas | Credit risk
Financial risk
Loans	21	7
Total all other on balance sheet	128	111
Undrawn credit commitments	13	14
Total gross credit risk	$ 162	$ 132